Provisions - Summary of Changes in Groups Provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Other Provisions [Line Items]
Beginning balance ,Carrying amount	€ 48	€ 65
Charged/(credited) to the consolidated statement of operations:
Additional provisions	16	5
Reversal of unutilized amounts	(3)
Exchange differences	2	3
Utilized	(48)	(25)
Ending balance ,Carrying amount	15	48
Current portion	13	42
Non-current portion	2	6
Legal Contingencies
Disclosure Of Other Provisions [Line Items]
Beginning balance ,Carrying amount	39	53
Charged/(credited) to the consolidated statement of operations:
Additional provisions	11	0
Reversal of unutilized amounts	0
Exchange differences	2	3
Utilized	(47)	(17)
Ending balance ,Carrying amount	5	39
Current portion	5	39
Non-current portion	0	0
Other Provisions
Disclosure Of Other Provisions [Line Items]
Beginning balance ,Carrying amount	9	12
Charged/(credited) to the consolidated statement of operations:
Additional provisions	5	5
Reversal of unutilized amounts	(3)
Exchange differences	0	0
Utilized	(1)	(8)
Ending balance ,Carrying amount	10	9
Current portion	8	3
Non-current portion	€ 2	€ 6